SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year $ / shares	Dec. 31, 2019 CAD ($) year $ / shares
Share options
Weighted average risk-free interest rate	0.00%	1.80%
Weighted average expected volatility	0.00%	62.80%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	0	5.0
Weighted average grant-date fair value (C$ per share) | $	$ 0	$ 2.54
Weighted average share price at grant date (C$ per share)	$ 0	$ 4.74
Weighted average exercise price (C$ per share)	$ 0	$ 4.74
Deferred share units
Weighted average risk-free interest rate	0.60%	1.90%
Weighted average expected volatility	64.00%	44.00%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	0.8	1.0
Weighted average grant-date fair value (C$ per share) | $	$ 3.68	$ 5.01
Weighted average share price at grant date (C$ per share)	$ 3.68	$ 5.01